12. Stock-based Compensation - Restricted Share Award Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Outstanding Shares, Beginning	150,000
Outstanding Weighted Average Grant Date Fair Value, Beginning	$ 0.94
Granted Shares	164,981	150,000
Granted, Weighted Average Grant Date Fair Value	$ .21	$ .94
Vested restricted shares, shares	(100,000)
Vested restricted shares, Weighted Average Grant Date Fair Value	$ .94
Forfeited, Shares	(50,000)
Forfeited, Weighted Average Grant Date Fair Value	$ .94
Outstanding Shares, End	164,981	150,000
Outstanding Weighted Average Grant Date Fair Value, End	$ .94	$ 0.94